Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing the following information about the relationship between executive compensation actually paid ("CAP"), as defined under Item 402(v), and certain financial performance measures of the Company. For purposes of this disclosure, “PEO” means the Company’s principal executive officer and “non-PEO NEOs” means the Company’s named executive officers other than the PEO. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v). Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation.”

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5) ($)	Net Loss(6) ($)
2025	5,234,908	(725,035)	2,114,107	298,372	33.80	(40,833,184)
2024	905,436	2,899,035	678,019	1,439,003	177.82	(148,701,234)

_____________________

(1) The dollar amounts reported are the amounts of total compensation reported for Dr. Niklason (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table of this Proxy Statement.

(2) The dollar amounts represent the amount of CAP to Dr. Niklason, as computed in accordance with Item 402(v). These dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Niklason during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Dr. Niklason's total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total(a) ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Compensation Actually Paid to PEO ($)
2025	5,234,908	(4,332,725)	818,826	(1,711,143)	(734,901)	(725,035)
2024	905,436	—	—	1,468,093	525,506	2,899,035

_____________________

(a) The grant date fair value of awards granted during the year outstanding and unvested at year-end represents the amount reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(3) The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Niklason) in the “Total” column of the Summary Compensation Table of the Proxy Statement for each applicable year. The names of each of the NEOs (excluding Dr. Niklason) included for purposes of calculating the average amounts in each applicable year are as follows:

(i) For 2025, Dale A. Sander (Chief Financial Officer, Chief Corporate Development Officer and Treasurer) and Shamik J. Parikh (Chief Medical Officer).

(ii) For 2024, Dale A. Sander (Chief Financial Officer, Chief Corporate Development Officer and Treasurer) and Heather Prichard (former Chief Operating Officer).

(4) The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding Dr. Niklason), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Niklason) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Niklason) for each year to determine the CAP, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Awards Granted During the Year Included in SCT Total(a) ($)	Average Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Average Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Average Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,114,107	(1,396,155)	445,302	(590,930)	(273,952)	298,372
2024	678,019	—	—	506,596	254,388	1,439,003

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(a) The grant date fair value of awards granted during the year represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(5) Total shareholder return (“TSR”) is calculated based on the value of a fixed $100 investment in Humacyte common stock as of December 29, 2023, for each measurement period presented, in accordance with Item 201(e) of Regulation S-K. Because the Company did not declare dividends in 2024 or 2025, the TSR amounts shown reflect only changes in stock price.

(6) The amounts reported in this column represent the net loss attributable to Humacyte, Inc. as reflected in the Company’s audited consolidated financial statements for the applicable year.

PEO Total Compensation Amount	$ 5,234,908	$ 905,436
PEO Actually Paid Compensation Amount	$ (725,035)	2,899,035
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total(a) ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Compensation Actually Paid to PEO ($)
2025	5,234,908	(4,332,725)	818,826	(1,711,143)	(734,901)	(725,035)
2024	905,436	—	—	1,468,093	525,506	2,899,035

_____________________

(a) The grant date fair value of awards granted during the year outstanding and unvested at year-end represents the amount reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,114,107	678,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 298,372	1,439,003
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Awards Granted During the Year Included in SCT Total(a) ($)	Average Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Average Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Average Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,114,107	(1,396,155)	445,302	(590,930)	(273,952)	298,372
2024	678,019	—	—	506,596	254,388	1,439,003

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(a) The grant date fair value of awards granted during the year represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Total Shareholder Return

As reflected in the Pay Versus Performance table above, the Company’s TSR decreased from $177.82 at December 31, 2024 to $33.80 at December 31, 2025. CAP to the PEO and the average CAP to the Non-PEO NEOs also decreased in 2025 as compared to 2024. This relationship is largely attributable to the fact that, under Item 402(v), CAP reflects year-over-year changes in the fair value of equity awards, which are directly affected by changes in the Company’s stock price. As a result, the decline in the Company’s stock price during 2025 had a significant effect on the CAP amounts reported for 2025.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Loss

As reflected in the Pay Versus Performance table above, the Company’s net loss improved from $148.7 million in 2024 to $40.8 million in 2025. The Company does not use net loss as a direct measure in determining compensation for its NEOs, but net loss is included in the Pay Versus Performance table because it is a required financial performance measure under Item 402(v) for smaller reporting companies. In addition, CAP, as calculated under Item 402(v), is significantly affected by changes in the fair value of equity awards from year to year and, accordingly, does not necessarily increase or decrease in a manner consistent with net loss. For that reason, although net loss is an important measure of the Company’s financial results, the Company does not view year-to-year changes in net loss as directly correlated with CAP for the periods presented.

Total Shareholder Return Amount	$ 33.8	177.82
Net Income (Loss)	$ (40,833,184)	(148,701,234)
PEO Name	Dr. Niklason
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,332,725)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,826	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,711,143)	1,468,093
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(734,901)	525,506
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,396,155)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,302	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(590,930)	506,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (273,952)	$ 254,388